INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9:-   INTANGIBLE ASSETS, NET

                       a.        General

	Weighted average
	remaining useful
	life
	(years)	December 31,
		2014	2013
Cost:
Technology	5.75	$22,301	$12,790
Backlog	0.20	1,976	--
Customer relationships	2.40	6,372	2,714

Total cost		30,649	15,504
Accumulated amortization:
Technology		8,994	8,663
Backlog		1,571	--
Customer relationships		2,772	2,714

Total accumulated amortization		13,337	11,377

Amortized cost		$17,312	$4,127

Amortization expense for the years ended December 31, 2014, 2013 and 2012 amounted to $1,960, $20 and $205, respectively.

b.            Estimated amortization expense for the years ending:

Year ending December 31,

2015	$3,910
2016	3,550
2017	2,870
2018	2,280
Thereafter	4,702
Total	$17,312